Schedule of Contractual Maturities of Financial Liabilities (Details) - AUD ($)	Jul. 01, 2023	Jun. 30, 2023	Jul. 01, 2022	Jun. 30, 2022
Non-derivatives
Trade payables		$ 2,414,485
Financial liability		6,281,411
Total non-derivatives		8,695,896
Derivatives
Financial derivative liability	$ 250,921	250,921	$ 2,120,963
Total non-derivatives		250,921
Trade payables				3,999,852
Total non-derivatives				3,999,852
6 Months or Less [Member]
Non-derivatives
Trade payables		2,414,485
Financial liability
Total non-derivatives		2,414,485
Derivatives
Financial derivative liability
Total non-derivatives
Trade payables				3,999,852
Total non-derivatives				3,999,852
6 to 12 Months [Member]
Non-derivatives
Trade payables
Financial liability		928,867
Total non-derivatives		928,867
Derivatives
Financial derivative liability		250,921
Total non-derivatives		250,921
Trade payables
Total non-derivatives
Between 2 and 5 Years [Member]
Non-derivatives
Trade payables
Financial liability		5,352,544
Total non-derivatives		5,352,544
Derivatives
Financial derivative liability
Total non-derivatives
Trade payables
Total non-derivatives
Over 5 Years [Member]
Non-derivatives
Trade payables
Financial liability
Total non-derivatives
Derivatives
Financial derivative liability
Total non-derivatives
Trade payables
Total non-derivatives